UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    B & T Capital Management DBA Alpha Capital Management
Address: 805 Las Cimas Parkway # 320
         Austin, TX  78746

13F File Number:  028-NEW   13842

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael T. Turner
Title:     Principal
Phone:     (512) 322-9318

Signature, Place, and Date of Signing:

  /s/ Michael T Turner     Austin, TX     July 26, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    44

Form 13F Information Table Value Total:    $67,732 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERISOURCEBERGEN CORP         COM              03073E105     2199    69269 SH       SOLE                    69269        0        0
APPLE INC                      COM              037833100      277     1101 SH       SOLE                     1101        0        0
AT&T INC                       COM              00206R102     1721    71158 SH       SOLE                    71158        0        0
CAMPBELL SOUP CO               COM              134429109     1733    48379 SH       SOLE                    48379        0        0
CEMEX SAB DE CV                SPON ADR NEW     151290889      141    14560 SH       SOLE                    14560        0        0
CITIGROUP INC                  COM              172967101      126    33387 SH       SOLE                    33387        0        0
CONOCOPHILLIPS                 COM              20825C104     2419    49270 SH       SOLE                    49270        0        0
CROSS TIMBERS RTY TR           TR UNIT          22757R109      342     9835 SH       SOLE                     9835        0        0
CULLEN FROST BANKERS INC       COM              229899109     2018    39251 SH       SOLE                    39251        0        0
CUMMINS INC                    COM              231021106     1053    16171 SH       SOLE                    16171        0        0
EMERSON ELEC CO                COM              291011104     1887    43183 SH       SOLE                    43183        0        0
ENCORE BANCSHARES INC          COM              29255V201      257    26000 SH       SOLE                    26000        0        0
EOG RES INC                    COM              26875P101     1091    11086 SH       SOLE                    11086        0        0
EXXON MOBIL CORP               COM              30231G102     2113    37027 SH       SOLE                    37027        0        0
FLOWSERVE CORP                 COM              34354P105     1883    22206 SH       SOLE                    22206        0        0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857     1671    28262 SH       SOLE                    28262        0        0
GENWORTH FINL INC              COM CL A         37247D106      286    21849 SH       SOLE                    21849        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104      391     2978 SH       SOLE                     2978        0        0
HEWLETT PACKARD CO             COM              428236103     1799    41564 SH       SOLE                    41564        0        0
HUGOTON RTY TR TEX             UNIT BEN INT     444717102      244    12862 SH       SOLE                    12862        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101     2192    17748 SH       SOLE                    17748        0        0
ISHARES SILVER TRUST           ISHARES          46428Q109      332    18234 SH       SOLE                    18234        0        0
ISHARES TR INDEX               BARCLYS TIPS BD  464287176    17456   163280 SH       SOLE                   163280        0        0
JPMORGAN CHASE & CO            COM              46625H100     1931    52742 SH       SOLE                    52742        0        0
LAS VEGAS SANDS CORP           COM              517834107      322    14554 SH       SOLE                    14554        0        0
LINEAR TECHNOLOGY CORP         COM              535678106      893    32114 SH       SOLE                    32114        0        0
MANITOWOC INC                  COM              563571108      151    16487 SH       SOLE                    16487        0        0
MANNKIND CORP                  COM              56400P201      294    46017 SH       SOLE                    46017        0        0
MCDONALDS CORP                 COM              580135101      951    14432 SH       SOLE                    14432        0        0
PENGROWTH ENERGY TR            TR UNIT NEW      706902509      157    17167 SH       SOLE                    17167        0        0
PENSON WORLDWIDE INC           COM              709600100      142    25110 SH       SOLE                    25110        0        0
PIMCO INCOME STRATEGY FUND     COM              72201H108     1333   123898 SH       SOLE                   123898        0        0
PRAXAIR INC                    COM              74005P104     1904    25058 SH       SOLE                    25058        0        0
PROSHARES TR                   PSHS ULTSH 20YRS 74347R297     1204    33926 SH       SOLE                    33926        0        0
RAYTHEON CO                    COM NEW          755111507      906    18730 SH       SOLE                    18730        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107     5201    42740 SH       SOLE                    42740        0        0
SPDR SERIES TRUST              BRCLYS CAP CONV  78464A359      267     7393 SH       SOLE                     7393        0        0
TERADATA CORP DEL              COM              88076W103     1063    34879 SH       SOLE                    34879        0        0
TORTOISE ENERGY INFRSTRCTR C   COM              89147L100      211     6516 SH       SOLE                     6516        0        0
TRAVELERS COMPANIES INC        COM              89417E109     1942    39438 SH       SOLE                    39438        0        0
U S G CORP                     COM NEW          903293405      137    11302 SH       SOLE                    11302        0        0
UNITED TECHNOLOGIES CORP       COM              913017109     1917    29535 SH       SOLE                    29535        0        0
WATSON PHARMACEUTICALS INC     COM              942683103     1162    28647 SH       SOLE                    28647        0        0
WHIRLPOOL CORP                 COM              963320106     2013    22923 SH       SOLE                    22923        0        0